TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS (Details 4) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance claim reserves and technical reserves [Line Items]
Percentage of variantion of reserve on changes in interest rate by 100 positive base points	(9.29%)	(9.48%)
PEN [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Claim reserve	S/ 3,163,166	S/ 2,682,536
Amount of reserve after changes in interest rate by 100 positive base points	2,869,164	2,428,338
Amount of reserve after changes in interest rate by 100 negative base points	3,520,992	2,993,483
Amount of reserve after increase in mortality tables by 105 percent	3,141,047	2,660,474
Amount of reserve after decrease in mortality tables by 95 percent	3,186,369	2,705,711
Amount of variation of reserve on changes in interest rate by 100 positive base points	(294,001)	(254,198)
Amount of variation of reserve on changes in interest rate by 100 negative base points	357,827	310,948
Amount of variation of reserve on increase in mortality tables by 105 percent	(22,118)	(22,062)
Amount of variation of reserve on decrease in mortality tables by 95 percent	S/ 23,203	S/ 23,176
Percentage of variantion of reserve on changes in interest rate by 100 negative base points	11.31%	11.59%
Percentage of variation of reserve on increase in mortality tables by 105 percent	(0.70%)	(0.82%)
Percentage of variation of reserve on decrease in mortality tables by 95 percent	0.73%	0.86%
US Dollars [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Claim reserve	S/ 518,160	S/ 519,317
Amount of reserve after changes in interest rate by 100 positive base points	473,054	473,067
Amount of reserve after changes in interest rate by 100 negative base points	571,943	574,664
Amount of reserve after increase in mortality tables by 105 percent	512,875	514,091
Amount of reserve after decrease in mortality tables by 95 percent	523,707	524,801
Amount of variation of reserve on changes in interest rate by 100 positive base points	(45,106)	(46,250)
Amount of variation of reserve on changes in interest rate by 100 negative base points	53,783	55,347
Amount of variation of reserve on increase in mortality tables by 105 percent	(5,285)	(5,226)
Amount of variation of reserve on decrease in mortality tables by 95 percent	S/ 5,547	S/ 5,484
Percentage of variantion of reserve on changes in interest rate by 100 positive base points	(8.70%)	(8.91%)
Percentage of variantion of reserve on changes in interest rate by 100 negative base points	10.38%	10.66%
Percentage of variation of reserve on increase in mortality tables by 105 percent	(1.02%)	(1.01%)
Percentage of variation of reserve on decrease in mortality tables by 95 percent	1.07%	1.06%